Amount Due to Directors	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Notes to Financial Statements
Amount Due to Directors	11. AMOUNT DUE TO DIRECTORS The amount due to the Directors are unsecured, interest-free and has no fixed terms of repayment.	7. AMOUNT DUE TO DIRECTOR The amounts due to Director are unsecured, interest-free and have no fixed terms of repayment.